Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2022 (Unaudited)

	Country	Shares	Value
Common Stocks - 89.8%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Delta Apparel, Inc. (1)		43,159	$1,285,707

Energy - 26.9%
Energy Equipment & Services - 7.8%
AKITA Drilling Ltd. - Class A (1)	CAD	5,945,285	8,702,853
Deep Down, Inc. (1)(3)		766,584	498,280
Essential Energy Services Ltd. (1)	CAD	1,428,583	502,801
Exterran Corp. (1)		500,549	3,108,409
Tidewater, Inc. (1)		118,102	2,567,537
Valaris Ltd. (1)(2)		87,363	4,540,255
Wolverine Energy & Infrastructure, Inc. (1)		724,192	110,064
			20,030,199
Oil, Gas & Consumable Fuels - 19.1%
Adams Resources & Energy, Inc.		135,976	5,233,716
ARC Resources Ltd.	CAD	372,703	4,990,640
Ardmore Shipping Corp. (1)(2)		333,082	1,498,869
Hallador Energy Company (1)		1,278,885	4,476,098
International Petroleum Corp. (1)	CAD	1,558,870	14,876,070
MEG Energy Corp. (1)	CAD	999,584	13,648,681
Seplat Petroleum Development Company plc (4)	GBP	3,163,891	4,507,963
			49,232,037
Total Energy			69,262,236

Financials - 1.9%
Banks - 0.9%
Bank of Cyprus Holdings plc (1)(4)	GBP	2,064,995	2,136,908

Consumer Finance - 0.6%
EZCORP, Inc. (1)		264,446	1,597,254

Insurance - 0.4%
Conifer Holdings, Inc. (1)		430,026	1,023,462
Total Financials			4,757,624

Materials - 60.5%
Metals & Mining - 46.2%
Diversified Metals & Mining - 16.2%
Amerigo Resources Ltd. (3)	CAD	17,032,738	25,069,182
Base Resources Ltd.	AUD	398,810	104,451
Excelsior Mining Corp. (1)	CAD	2,483,258	754,820
Kenmare Resources plc	GBP	2,148,598	13,039,938
Solitario Zinc Corp. (1)		620,433	523,645
Trevali Mining Corp. (1)	CAD	1,802,534	2,090,689
			41,582,725
Gold, Silver & Precious Metals & Minerals - 23.3%
African Gold Group, Inc. (1)	CAD	3,900,000	389,953
Argonaut Gold, Inc. (1)	CAD	2,218,224	4,347,197
Big River Gold Ltd. (1)(4)	AUD	2,732,500	596,075
Dundee Precious Metals, Inc.	CAD	556,525	3,320,943
Eldorado Gold Corp. (1)	CAD	198,449	2,222,362
Equinox Gold Corp. (1)(7)	CAD	738,563	6,096,845
Erdene Resource Development Corp. (1)	CAD	6,145,052	2,408,571
G Mining Ventures Corp. (1)	CAD	2,102,503	1,429,531
GoldQuest Mining Corp. (1)	CAD	2,849,300	683,750
i-80 Gold Corp. (1)	CAD	548,331	1,508,826
IAMGOLD Corp. (1)(2)		1,458,328	5,074,981
Lion One Metals Ltd. (1)(7)	CAD	1,249,340	1,189,229
Loncor Gold, Inc. (1)(6)(7)	CAD	3,142,858	1,508,391
Minera Alamos, Inc. (1)(3)(7)	CAD	23,362,538	11,399,551
Mundoro Capital, Inc. (1)(7)	CAD	1,921,502	268,978
O3 Mining, Inc. (1)		559,956	1,061,549
Orezone Gold Corp. (1)	CAD	6,489,419	8,409,278
Revival Gold, Inc. (1)(3)(6)(7)	CAD	4,801,405	2,573,244
Superior Gold, Inc. (1)	CAD	4,715,639	3,508,014
TriStar Gold, Inc. (1)	CAD	351,164	51,966
Troilus Gold Corp. (1)	CAD	2,773,220	1,996,479
			60,045,713
Mining Services - 5.6%
Capital Ltd. (4)	GBP	4,642,039	6,350,588
Geodrill Ltd. (3)	CAD	3,956,698	8,070,695
			14,421,283
Steel - 1.1%
Universal Stainless & Alloy Products, Inc. (1)		324,214	2,814,177
Total Metals & Mining			118,863,898
Paper & Forest Products - 14.3%
Canfor Pulp Products, Inc. (1)	CAD	174,467	748,025
Conifex Timber, Inc. (1)(3)	CAD	2,246,913	3,378,952
Interfor Corp.	CAD	461,500	12,835,544
Mercer International, Inc.		264,447	3,689,035
Resolute Forest Products, Inc.		754,950	9,746,404
West Fraser Timber Co Ltd. (2)		78,146	6,441,575
			36,839,535
Total Materials			155,703,433
Total Common Stocks (Cost $153,778,784)			231,009,000

Warrants - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Gold, Silver & Precious Metals & Minerals - 0.1%
Loncor Gold, Inc. - Exercise Price: C$0.95, 07/14/2022 (1)(5)(6)(7)	CAD	1,071,429	6,856
Loncor Gold, Inc. - Exercise Price: C$0.75, 02/25/2024 (1)(5)(6)(7)	CAD	500,000	78,511
Revival Gold, Inc. - Exercise Price: C$0.09, 01/25/2024 (1)(5)(6)(7)	CAD	1,000,000	123,745
Troilus Gold Corp. - Exercise Price: C$1.50, 06/28/2023 (1)(4)(6)	CAD	850,000	115,586
Total Warrants (Cost $0)			324,698

Total Investments - 89.9% (Cost $153,778,784)			231,333,698
Other Assets in Excess of Liabiliies - 10.1%			25,873,075
Net Assets - 100.0%			$257,206,773

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See affiliated table below for additional information.
(4)	Level 2 Security.
(5)
Level 3 Security which was fair valued in accordance with the policies and procedures approved by the Board of Trustees. As of March 31, 2022, the value of these securities was $209,112 which represents 0.1% of total net assets.

(6)	Illiquid Security. As of March 31, 2022, the value of these securities was $4,406,333 which represents 1.7% of total net assets.
(7)	All or a portion of this security may be deemed restricted under Rule 144A.

AUD - Australian Dollar
CAD - Canadian Dollar
GBP - British Pound Sterling

plc - Public Limited Company

For purposes of this report, the securities in the portfolio have been organized by their respective GICS code. The fund does not rely exclusively on GICS Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund utilizes the GICS Sub-Industry classifications, or aggregates thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged to be misclassified by GICS, or has not been classified by GICS, the Fund uses a Fund-determined GICS framework classification.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Aegis Value Fund
Portfolio Characteristics
March 31, 2022 (Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stocks			89.8%
Consumer Discretionary		0.5%
Textiles, Apparel & Luxury Goods	0.5%

Energy		26.9%
Energy Equipment & Services	7.8%
Oil, Gas & Consumable Fuels	19.1%

Financials		1.9%
Banks	0.9%
Consumer Finance	0.6%
Insurance	0.4%

Materials		60.5%
Metals & Mining
Diversified Metals & Mining	16.2%
Gold, Silver & Precious Metals & Minerals	23.3%
Mining Services	5.6%
Steel	1.1%
Paper & Forest Products	14.3%
Warrants			0.1%
Materials		0.1%
Metals & Mining
Gold, Silver & Precious Metals & Minerals	0.1%
Other Assets in Excess of Liabilities			10.1%
Total Net Assets			100.0%

Aegis Value Fund
Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2022 amounted to $50,989,904, representing 19.82% of net assets. A summary of affiliated transactions for the period ended March 31, 2022 is as follows:

	Share Balance December 31, 2021	Additions	Deductions	Share Balance March 31, 2022
Amerigo Resources Ltd.	17,032,738	-	-	17,032,738
Conifex Timber, Inc.	2,246,913	-	-	2,246,913
Deep Down, Inc.	766,584	-	-	766,584
Geodrill Ltd.	3,956,698	-	-	3,956,698
Minera Alamos, Inc.**	18,954,538	4,408,000	-	23,362,538
Revival Gold, Inc.**	2,801,405	2,000,000	-	4,801,405

	Value December 31, 2021	Acquisitions	Dispositions	Corporate Actions
Amerigo Resources Ltd.	$19,659,115	$-	$-	$-
Conifex Timber, Inc.	3,676,912	-	-	-
Deep Down, Inc.	475,282	-	-	-
Geodrill Ltd.	6,599,971	-	-	-
Minera Alamos, Inc.**	8,016,663	1,791,931	-	-
Revival Gold, Inc.**	1,373,075	1,035,568	-	-
Total	$39,801,018	$2,827,499	$-	$-

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Dividend Income
Amerigo Resources Ltd.	$-	$5,410,067	$25,069,182	$343,878
Conifex Timber, Inc.	-	(297,960)	3,378,952	-
Deep Down, Inc.	-	22,998	498,280	-
Geodrill Ltd.	-	1,470,724	8,070,695	93,528
Minera Alamos, Inc.**	-	1,590,957	11,399,551	-
Revival Gold, Inc.**	-	164,601	2,573,244	-
Total	$-	$8,361,387	$50,989,904	$437,406

*
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

**	This security was not affiliated as of December 31, 2021.

Investment Valuation
Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Trustees.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2022
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,285,707	$-	$-	$1,285,707
Energy	64,754,273	4,507,963	-	69,262,236
Financials	2,620,716	2,136,908	-	4,757,624
Materials	148,756,770	6,946,663	-	155,703,433
Warrants
Materials	-	115,586	209,112	324,698
Total	$217,417,466	$13,707,120	$209,112	$231,333,698

The following is a summary of quantitative information about significant unobservable valuation inputs for the Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2022:

Investments	Fair Value as of March 31, 2022	Valuation Technique	Unobservable Inputs	Weighted Average	Range
Loncor Gold, Inc. - Warrant, Exercise Price: C$0.95, 07/14/2022	$6,856	Black Scholes Option Pricing Model	Pricing Model	N/A	$0.0080
Loncor Gold, Inc. - Warrant, Exercise Price: C$0.75, 02/25/2024	78,511	Black Scholes Option Pricing Model	Pricing Model	N/A	0.1963
Revival Gold, Inc. - Warrant, Exercise Price: C$0.09, 01/25/2024	$123,745	Black Scholes Option Pricing Model	Pricing Model	N/A	0.1547

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2022:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2021	$50,906
Change in unrealized appreciation	158,206
Ending balance as of March 31, 2022	$209,112

Change in unrealized appreciation still held as of March 31, 2022	$158,206